Risk Management - Schedule of Contractual Obligations (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and accrued liabilities, gross	$ 556
Trade and accrued liabilities	556	$ 969
Less Than 1 Year [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and accrued liabilities, gross	556
Trade and accrued liabilities	556
1 - 2 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and accrued liabilities, gross
Trade and accrued liabilities
2 - 5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and accrued liabilities, gross
Trade and accrued liabilities